Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trading assets and liabilities
end of	2Q20	1Q20	4Q19
Trading assets (CHF million)
Debt securities	70,962	68,618	66,994
Equity securities	55,232	47,574	64,542
Derivative instruments [1]	25,834	29,458	17,731
Other	4,702	5,148	4,530
Trading assets	156,730	150,798	153,797
Trading liabilities (CHF million)
Short positions	28,606	24,239	24,714
Derivative instruments [1]	15,434	20,638	13,472
Trading liabilities	44,040	44,877	38,186
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q20	1Q20	4Q19
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	26,076	29,272	20,695
Cash collateral received	17,958	21,217	14,633
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	7,488	9,526	4,570
Cash collateral received	7,184	8,260	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M20	2019
Trading assets (CHF million)
Debt securities	71,072	67,030
Equity securities	55,269	64,604
Derivative instruments [1]	25,834	17,730
Other	4,702	4,531
Trading assets	156,877	153,895
Trading liabilities (CHF million)
Short positions	28,606	24,714
Derivative instruments [1]	15,434	13,472
Trading liabilities	44,040	38,186
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M20	2019
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	26,163	20,739
Cash collateral received	17,958	14,633
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,488	4,570
Cash collateral received	7,184	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.